Income Taxes - Deferred Tax Assets and Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Tax Expense Benefit Abstract
Credit carryforwards	$ 14		$ 14
Net current deferred income tax assets	14		14
Depreciable property	(47,558)		(99,733)
Partnership basis			(24,481)
Credit carryforwards	541		556
Other	(136)
Other			114
Net long-term deferred income tax liabilities	(47,153)	[1]	(123,544)	[1]
Total net deferred income tax liabilities	$ (47,139)		$ (123,530)

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.